Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 830	$ 3,611	$ 5,239
Accounts receivable	0	0	4
Other receivables	13	20	14
Inventory	34	34	23
Security deposit	28	28	28
Prepaid expenses and other current assets	132	200	20
Total current assets	1,037	3,893	5,328
Property and equipment	22	28	25
Operating lease right-of-use asset, net	384	422	136
Total assets	1,443	4,343	5,489
Current liabilities
Accounts payable and accrued liabilities	1,558	1,772	1,894
Operating lease liability due within one year	228	193	144
Total current liabilities	1,786	1,965	2,038
Long term operating lease liability	163	233	3
Total liabilities	1,949	2,198	2,041
Equity
Share capital - unlimited authorized shares at no par value.85,546, 77,961 and 71,218 shares outstanding at December 31, 2021, 2020 and 2019, respectively	165,061	151,722	136,554
Share capital subscription receivable	(589)	(589)	(589)
Additional paid-in capital	27,584	31,037	35,770
Accumulated deficit	(192,562)	(180,025)	(168,287)
Total Stockholders' equity (deficit)	(506)	2,145	3,448
Total liabilities and stockholders' equity	$ 1,443	$ 4,343	$ 5,489